UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                   FORM N-CSR
                         Certified Shareholder Report of
                   Registered Management Investment Companies

                   Investment Company Act File Number: 811-116



                        The Investment Company of America
               (Exact Name of Registrant as specified in charter)

                              333 South Hope Street
                          Los Angeles, California 90071
                    (Address of principal executive offices)




       Registrant's telephone number, including area code: (213) 486-9200

                   Date of fiscal year end: December 31, 2003

                     Date of reporting period: June 30, 2003





                                Vincent P. Corti
                     Capital Research and Management Company
                              333 South Hope Street
                          Los Angeles, California 90071
                     (name and address of agent for service)


                                   Copies to:
                            Eric A.S. Richards, Esq.
                              O'Melveny & Myers LLP
                              400 South Hope Street
                          Los Angeles, California 90071
                          (Counsel for the Registrant)

ITEM 1 - Reports to Stockholders

[logo] American Funds(R)

The right choice for the long term(R)

ICA THE INVESTMENT COMPANY OF AMERICA

[raised flags from different countries in front of office building]

Semi-annual report for the six months ended June 30, 2003

ICA(SM) seeks long-term growth of capital and income, placing greater emphasis on future dividends than on current income.

The Investment Company of America(R) is one of the 29 American Funds, the nation's third-largest mutual fund family. For more than seven decades, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results in this report were calculated for Class A shares at net asset value (without a sales charge) unless otherwise indicated. Here are the returns on a $1,000 investment with all distributions reinvested for periods ended June 30, 2003:

                                            1 YEAR      5 YEARS      10 YEARS
CLASS A SHARES
Reflecting 5.75% maximum sales charge
   Cumulative total return                   -4.93%     +10.68%      +170.59%
   Average annual total return                  --       +2.05%       +10.47%

The fund's 30-day yield for Class A shares as of July 31, 2003, reflecting the 5.75% maximum sales charge and calculated in accordance with the Securities and Exchange Commission formula, was 1.73%.

Results for other share classes can be found on page 28. Please see the inside back cover for important information about other share classes. For the most current investment results, please refer to americanfunds.com.

FIGURES SHOWN ARE PAST RESULTS AND ARE NOT PREDICTIVE OF FUTURE RESULTS. SHARE PRICE AND RETURN WILL VARY, SO YOU MAY LOSE MONEY. INVESTING FOR SHORT PERIODS MAKES LOSSES MORE LIKELY. INVESTMENTS ARE NOT FDIC-INSURED, NOR ARE THEY DEPOSITS OF OR GUARANTEED BY A BANK OR ANY OTHER ENTITY. INVESTING OUTSIDE THE UNITED STATES IS SUBJECT TO ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS AND POLITICAL INSTABILITY, WHICH ARE DETAILED IN THE FUND'S PROSPECTUS.

FELLOW SHAREHOLDERS:

[raised flags from different countries in front of office building]

A strong stock market rally lifted ICA's results for the first half of 2003. For the six months ended June 30, the fund had a total return of 9.4%, assuming reinvestment of the 13-cents-a-share income dividends paid in March and June. By contrast, Standard & Poor's 500 Composite Index produced a total return of 11.8%. The 12-month comparison is more favorable, with ICA gaining 0.9% and the S&P 0.2%.

The six-month period was really a tale of two stock markets. During the first quarter, a sluggish U.S. economy, the pending war with Iraq and surging oil prices pushed stock prices sharply lower. The second quarter was a far different story. Major fighting in Iraq was declared over and oil prices fell. Many U.S. companies reported an upturn in corporate profits. Interest rates touched 45-year lows and the biggest tax cut in two decades sharply lowered taxes on most types of dividends. The stock market reacted to this stream of good news by posting its eighth-best quarterly gain since World War II.

BROAD-BASED RALLY

The breadth of the stock market's recent surge has been impressive, with all ten industry sectors in the S&P gaining ground. ICA's rise has also been broad-based. Of the 191 stocks held in our portfolio throughout the entire six-month period, 145 rose in value. This includes nine of our ten biggest holdings, led by J.P. Morgan Chase, which gained 42.4%, AOL Time Warner, which rose 22.8%, and the home improvement retailer Lowe's, which jumped 14.5%. The only stock in our top ten which fell was SBC Communications, which dropped 5.7%. Generally, stocks that lost ground were companies that held up well during the bear market, like consumer products giants Unilever (-12.5%), Sara Lee (-16.4%) and Kodak (-21.9%).

[Begin Sidebar]
2003 RESULTS AT A GLANCE
For the six months ended June 30
(with dividends and capital gain distributions reinvested)

                                       Standard &              Lipper Inc.
                                       Poor's 500            Growth & Income
                        ICA          Composite Index         Funds Average*

Income return          +1.11%            +0.91%                     n/a
Capital return         +8.29%           +10.84%                     n/a

Total return           +9.40%           +11.75%                   +10.80%

*Average of 1,249 growth-and-income funds. Lipper averages do not reflect the effects of sales charges.
[End Side Bar]

[Begin Sidebar]
[bar chart]
WEATHERING THE STORM: ICA VS. THE S&P 500

March 24, 2000 - June 30, 2003
(with dividends reinvested)

  ICA      S&P 500

-10.95%    33.05%

[end bar chart]
[End Side Bar]

MANAGING EXPECTATIONS

Despite the stock market's robust gains in recent months, we think its longer term outlook is more modest. In short, careful stock selection is more important than ever. For this, we'll continue to rely on our intensive research approach. We focus on risk as well as return and place greater emphasis on future dividends than current income. When the stock market is falling, dividends act as a cushion for shareholders. As the table above shows, this helps explain ICA's resilience over the last three, difficult years. When the stock market is rising, those dividends, added to capital gains, can generate solid long term returns for shareholders. This has certainly been the case for ICA. Since its inception nearly 70 years ago, the fund has generated an average annual total return of 12.9%. This compares quite favorably with the S&P 500's 11.2%.

We will continue to scour the investment landscape in search of the best opportunities on your behalf. Thank you for your commitment to long term investing -- and your loyalty to ICA.

Sincerely,


/s/ R. Michael Shanahan                 /s/ James F. Rothenberg
R. Michael Shanahan                     James F. Rothenberg
Chairman                                President

August 7, 2003


INVESTMENT PORTFOLIO  June 30, 2003                                  unaudited

                                                    PERCENT OF
LARGEST INVESTMENT CATEGORIES                       NET ASSETS

Food, beverage & tobacco                               7.39%
Capital goods                                          7.00
Energy                                                 6.54

                                                    PERCENT OF
LARGEST INDUSTRY HOLDINGS                           NET ASSETS

Pharmaceuticals                                        6.46%
Oil & gas                                              5.60
Beverages & tobacco                                    5.52
Diversified telecommunication services                 4.99
Media                                                  4.57

                                                    PERCENT OF
LARGEST EQUITY HOLDINGS                             NET ASSETS

Altria                                                 3.8 %
Eli Lilly                                              2.3
AOL Time Warner                                        1.7
Fannie Mae                                             1.6
J.P. Morgan Chase                                      1.5
SBC Communications                                     1.5
Lowe's                                                 1.5
Pfizer                                                 1.5
Dow Chemical                                           1.5
Viacom                                                 1.4


                                                                   Shares or               Market
Equity securities                                                  principal               value
  (common and preferred stocks and convertible debentures)          amount                 (000)

ENERGY
ENERGY EQUIPMENT & SERVICES  -  0.94%
Baker Hughes Inc.                                                  8,225,000              $276,113
Schlumberger Ltd.                                                  5,100,000               242,607

OIL & GAS  -  5.60%
Burlington Resources Inc.                                          5,850,000               316,309
ChevronTexaco Corp.                                                9,595,500               692,795
ConocoPhillips                                                     2,200,000               120,560
ENI SpA                                                           25,500,000               385,597
Exxon Mobil Corp.                                                  3,500,000               125,685
Marathon Oil Corp.                                                12,550,000               330,692
Murphy Oil Corp.                                                   2,050,000               107,830
Royal Dutch Petroleum Co. (New York registered)                    7,620,000               355,244
"Shell" Transport and Trading Co., PLC (ADR) (New York registered) 4,500,000               179,325
"Shell" Transport and Trading Co., PLC                             2,900,000                19,167
TOTAL SA, Class B (formerly TOTAL FINA ELF SA)                       900,000               135,969
Unocal Corp.                                                      11,690,000               335,386
                                                                                         3,623,279

MATERIALS
CHEMICALS  -  1.67%
Air Products and Chemicals, Inc.                                     200,000                 8,320
Dow Chemical Co.                                                  26,200,000               811,152
Rohm and Haas Co.                                                  3,400,000               105,502

METALS & MINING  -  2.08%
Alcoa Inc.                                                        10,646,400             $ 271,483
Alumina Ltd.                                                      19,804,346                54,061
Barrick Gold Corp.                                                 9,250,000               165,575
BHP Billiton Ltd.                                                  9,412,655                54,545
Newmont Mining Corp.                                               8,000,000               259,680
Phelps Dodge Corp.  (1)                                            1,345,000                51,567
Placer Dome Inc.                                                  10,000,000               122,700
Rio Tinto PLC                                                      9,000,000               169,526

PAPER & FOREST PRODUCTS  -  1.52%
Georgia-Pacific Corp., Georgia-Pacific Group                      10,599,298               200,857
International Paper Co.                                            7,097,235               253,584
MeadWestvaco Corp.                                                 3,800,000                93,860
Weyerhaeuser Co.                                                   5,475,000               295,650
                                                                                         2,918,062

CAPITAL GOODS
AEROSPACE & DEFENSE  -  2.06%
Boeing Co.                                                         8,500,000               291,720
Honeywell International Inc.                                       4,000,000               107,400
Northrop Grumman Corp.                                             2,020,000               174,306
Raytheon Co.                                                      14,282,535               469,038
United Technologies Corp.                                          1,400,000                99,162

CONSTRUCTION & ENGINEERING  -  0.05%
Fluor Corp.                                                          824,300                27,729

INDUSTRIAL CONGLOMERATES  -  2.45%
3M Co.                                                               600,000                77,388
General Electric Co.                                              22,500,000               645,300
Siemens AG                                                         2,476,800               121,270
Tyco International Ltd.                                           27,129,300               514,914

MACHINERY  -  2.44%
Caterpillar Inc.                                                  12,300,000               684,618
Cummins Inc.                                                       1,700,000                61,013
Deere & Co.                                                        8,000,000               365,600
Illinois Tool Works Inc.                                           2,200,000               144,870
Parker Hannifin Corp.                                              2,200,000                92,378
                                                                                         3,876,706

COMMERCIAL SERVICES & SUPPLIES
COMMERCIAL SERVICES & SUPPLIES  -  0.24%
Cendant Corp.  (1)                                                 3,500,000                64,120
Pitney Bowes Inc.                                                  1,000,000                38,410
Waste Management, Inc.                                             1,152,600                27,766
                                                                                           130,296

TRANSPORTATION
AIR FREIGHT & LOGISTICS  -  0.27%
FedEx Corp.                                                        2,370,000               147,011

AIRLINES  -  0.27%
Delta Air Lines, Inc.                                                942,100                13,830
Southwest Airlines Co.                                             8,000,000               137,600

ROAD & RAIL  -  0.19%
Burlington Northern Santa Fe Corp.                                 3,000,000                85,320
Norfolk Southern Corp.                                             1,200,000                23,040
                                                                                           406,801

AUTOMOBILES & COMPONENTS
AUTOMOBILES  -  1.50%
Ford Motor Co.                                                     2,500,000                27,475
Ford Motor Co. Capital Trust II 6.50% cumulative                   1,750,000                76,037
  convertible trust preferred 2032
General Motors Corp.                                              16,800,000               604,800
General Motors Corp., Series B, 5.25%                             $2,441,000                54,678
  convertible debentures 2032
Honda Motor Co., Ltd.                                              1,825,000                69,146
                                                                                           832,136

CONSUMER DURABLES & APPAREL
HOUSEHOLD DURABLES  -  0.10%
Newell Rubbermaid Inc.                                             2,000,000                56,000

LEISURE EQUIPMENT & PRODUCTS  -  0.04%
Eastman Kodak Co.                                                    750,000                20,512

TEXTILES, APPAREL & LUXURY GOODS  -  0.09%
NIKE, Inc., Class B                                                  900,000                48,141
                                                                                           124,653

HOTELS, RESTAURANTS & LEISURE
HOTELS, RESTAURANTS & LEISURE  -  0.59%
Carnival Corp., units                                              8,997,100               292,496
McDonald's Corp.                                                   1,600,000                35,296
                                                                                           327,792

MEDIA
MEDIA  -  4.57%
AOL Time Warner Inc.  (1)                                         59,250,000               953,332
Comcast Corp., Class A  (1)                                       11,345,800               342,416
Comcast Corp., Class A, special nonvoting stock (1)                3,000,000                86,490
Dow Jones & Co., Inc.                                              1,887,000                81,198
General Motors Corp., Class H  (1)                                 2,200,000                28,182
Interpublic Group of Companies, Inc.                               9,600,000             $ 128,448
Knight-Ridder, Inc.                                                  550,500                37,946
Liberty Media Corp., Class A  (1)                                  9,280,000               107,277
Viacom Inc., Class A  (1)                                          2,392,800               104,565
Viacom Inc., Class B, nonvoting  (1)                              15,150,000               661,449
                                                                                         2,531,303

RETAILING
INTERNET & CATALOG RETAIL  -  0.14%
eBay Inc.  (1)                                                       750,000                78,135

MULTILINE RETAIL  -  2.01%
Dollar General Corp.                                               5,000,000                91,300
Kohl's Corp.  (1)                                                  3,000,000               154,140
May Department Stores Co.                                          4,800,000               106,848
Target Corp.                                                      20,100,000               760,584

SPECIALTY RETAIL  -  2.08%
Limited Brands, Inc.                                              20,749,400               321,616
Lowe's Companies, Inc.                                            19,380,000               832,371
                                                                                         2,344,994

FOOD & STAPLES RETAILING
FOOD & STAPLES RETAILING  -  0.49%
Albertson's, Inc.                                                  2,726,500                52,349
Walgreen Co.                                                       7,220,000               217,322
                                                                                           269,671

FOOD, BEVERAGE & TOBACCO
BEVERAGES & TOBACCO -  5.52%
Altria Group, Inc.                                                45,750,000             2,078,880
Anheuser-Busch Companies, Inc.                                     3,000,000               153,150
Coca-Cola Co.                                                      3,750,000               174,038
PepsiCo, Inc.                                                      9,400,000               418,300
R.J. Reynolds Tobacco Holdings, Inc. (2)                           4,461,666               166,019
UST Inc.                                                           2,000,000                70,060
FOOD PRODUCTS  -  1.87%
General Mills, Inc.                                                6,035,000               286,119
H.J. Heinz Co.                                                     4,200,000               138,516
Sara Lee Corp.                                                     9,316,100               175,236
Unilever NV (New York registered)                                  8,000,000               432,000
                                                                                         4,092,318

HOUSEHOLD & PERSONAL PRODUCTS
HOUSEHOLD PRODUCTS  -  0.05%
Kimberly-Clark Corp.                                                 500,000             $  26,070

PERSONAL PRODUCTS  -  0.55%
Avon Products, Inc.                                                4,935,000               306,957
                                                                                           333,027

HEALTH CARE EQUIPMENT & SERVICES
HEALTH CARE EQUIPMENT & SUPPLIES  -  0.28%
Applera Corp. - Applied Biosystems Group                           5,170,500                98,395
Becton, Dickinson and Co.                                          1,500,000                58,275

HEALTH CARE PROVIDERS & SERVICES  -  0.81%
Aetna Inc.                                                         2,000,000               120,400
CIGNA Corp.                                                        1,700,000                79,798
HCA Inc.                                                           7,720,000               247,349
                                                                                           604,217

PHARMACEUTICALS & BIOTECHNOLOGY
PHARMACEUTICALS  -  6.46%
Abbott Laboratories                                                1,500,000                65,640
AstraZeneca PLC (United Kingdom)                                   5,800,900               232,911
AstraZeneca PLC (Sweden)                                           5,485,000               222,374
AstraZeneca PLC (ADR)                                              1,650,000                67,271
Bristol-Myers Squibb Co.                                          19,457,600               528,274
Eli Lilly and Co.                                                 18,755,000             1,293,532
Merck & Co., Inc.                                                  1,300,000                78,715
Novartis AG                                                        1,000,000                39,604
Novartis AG (ADR)                                                    256,556                10,213
Pfizer Inc (acquired Pharmacia Corp.)                             23,962,480               818,319
Schering-Plough Corp.                                              3,900,000                72,540
Wyeth                                                              3,197,800               145,660
                                                                                         3,575,053

BANKS
COMMERCIAL BANKS  -  3.04%
Bank of America Corp.                                              6,484,240               512,449

BANK ONE CORP.                                                     3,035,000               112,841
FleetBoston Financial Corp.                                       18,746,300               556,953
HSBC Holdings PLC (acquired Household International, Inc.)        23,078,750               273,032
Wachovia Corp.                                                     2,010,000                80,320
Wells Fargo & Co.                                                  3,080,000               155,232

THRIFTS & MORTGAGE FINANCE  -  1.94%
Fannie Mae                                                        13,100,000               883,464
Washington Mutual, Inc.                                            4,500,000               185,850
                                                                                         2,760,141

DIVERSIFIED FINANCIALS
CAPITAL MARKETS  -  1.51%
J.P. Morgan Chase & Co.                                           24,450,000             $ 835,701

CONSUMER FINANCE  -  0.60%
Capital One Financial Corp.                                        3,000,000               147,540
Capital One Financial Corp. 6.25% Upper DECS 2005                  1,450,000 units          59,276
MBNA Corp.                                                         4,800,000               100,032
SLM Corp.                                                            600,000                23,502
                                                                                         1,166,051

INSURANCE
INSURANCE  -  3.11%
Allstate Corp.                                                    11,750,000               418,888
American International Group, Inc.                                10,663,900               588,434
Aon Corp.                                                          2,183,800                52,586
Hartford Financial Services Group, Inc.                            2,700,000               135,972
Lincoln National Corp.                                             2,200,000                78,386
SAFECO Corp.                                                       3,950,000               139,356
St. Paul Companies, Inc.                                           3,300,000               120,483
XL Capital Ltd., Class A                                           2,247,300               186,526
                                                                                         1,720,631

SOFTWARE & SERVICES
IT SERVICES  -  1.19%
Automatic Data Processing, Inc.                                    4,975,000               168,454
Computer Sciences Corp.  (1)                                       2,178,300                83,037
Concord EFS, Inc.  (1)                                             5,000,000                73,600
Electronic Data Systems Corp., Class E                             8,600,000               184,470
Sabre Holdings Corp., Class A                                      6,009,680               148,139
SOFTWARE  -  0.69%
Microsoft Corp.                                                   14,880,000               381,077
                                                                                         1,038,777

TECHNOLOGY HARDWARE & EQUIPMENT
COMMUNICATIONS EQUIPMENT  -  1.18%
Cisco Systems, Inc.  (1)                                          29,550,000               493,190
Motorola, Inc. 7.00% convertible preferred 2004                    2,400,000 units          78,240
Motorola, Inc.                                                     4,500,000                42,435
Nokia Corp. (ADR)                                                  2,500,000                41,075

COMPUTERS & PERIPHERALS  -  2.15%
Dell Computer Corp.  (1)                                           1,000,000                31,960
EMC Corp.  (1)                                                     3,500,000                36,645
Hewlett-Packard Co.                                               17,900,000               381,270
International Business Machines Corp.                              7,095,000               585,338
Sun Microsystems, Inc.  (1)                                       32,500,000               149,500

ELECTRONIC EQUIPMENT & INSTRUMENTS  -  0.58%
Agilent Technologies, Inc.  (1)                                    5,500,000               107,525
Agilent Technologies, Inc. 3.00%                                  $6,655,000                 6,505
  convertible debentures 2021 (3)
Agilent Technologies, Inc. 3.00%                                  $4,445,000                 4,345
  convertible debentures 2021 (3)  (4)
Sanmina-SCI Corp.  (1)                                            11,850,000                74,774
Solectron Corp.  (1)                                              23,500,000                87,890
Solectron Corp. 7.25% ACES convertible preferred 2004              4,000,000 units          46,960
                                                                                         2,167,652

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT  -  3.00%
Altera Corp.  (1)                                                  2,500,000                41,000
Applied Materials, Inc.  (1)                                      12,020,000               190,637
Intel Corp.                                                        2,140,000                44,478
KLA-Tencor Corp.  (1)                                              1,425,000                66,248
Linear Technology Corp.                                            5,400,000               173,934
LSI Logic Corp.  (1)                                               1,831,000                12,963
Maxim Integrated Products, Inc.                                    3,200,000               109,408
Micron Technology, Inc.  (1)                                       9,500,000               110,485
Samsung Electronics Co., Ltd.                                        460,000               136,882
Taiwan Semiconductor Manufacturing Co. Ltd.  (1)                  82,600,000               136,430
Texas Instruments Inc.                                            30,710,000               540,496
Xilinx, Inc.  (1)                                                  3,787,500                95,862
                                                                                         1,658,823

TELECOMMUNICATION SERVICES
DIVERSIFIED TELECOMMUNICATION SERVICES  -  4.99%
ALLTEL Corp.                                                       4,854,500               234,084
ALLTEL Corp. 7.75% 2005                                            1,144,000 units          56,914
AT&T Corp.                                                        22,544,600               433,984
Deutsche Telekom AG (1)                                           13,896,000               211,532
SBC Communications Inc.                                           32,658,300               834,420
Sprint Corp. - FON Group                                          29,635,000               426,744
Telefonos de Mexico, SA de CV, Class L (ADR)                       3,000,000                94,260
Verizon Communications Inc.                                       12,100,000               477,345

WIRELESS TELECOMMUNICATION SERVICES  -  0.97%
AT&T Wireless Services, Inc.  (1)                                 35,482,700               291,313
Sprint Corp. 7.125% convertible preferred 2004                     6,900,000 units          54,855
Vodafone Group PLC (ADR)                                           9,500,000               186,675
                                                                                         3,302,126

UTILITIES
ELECTRIC UTILITIES  -  1.77%
Ameren Corp.                                                       2,000,000                88,200
American Electric Power Co., Inc.                                  5,544,200               165,383
Consolidated Edison, Inc.                                            166,900                 7,223
Dominion Resources, Inc.                                           7,131,912            $  458,368
FPL Group, Inc.                                                    1,000,000                66,850
Southern Co.                                                       4,386,500               136,683
TXU Corp.                                                          2,400,000                53,880

MULTI-UTILITIES & UNREGULATED POWER  -  1.19%
Duke Energy Corp.                                                 25,000,000               498,750
El Paso Corp.                                                     17,155,900               138,620
Williams Companies, Inc. 9.00% FELINE PACS                         2,000,000 units          24,700
  convertible preferred 2005
                                                                                         1,638,657

MISCELLANEOUS
Miscellaneous  -  1.24%
Other equity securities in initial period of acquisition                                   684,524


TOTAL EQUITY SECURITIES (cost: $34,988,524,000)                                         42,127,690



                                                                   PRINCIPAL
                                                                      AMOUNT
CORPORATE BONDS & notes                                                (000)

AUTOMOBILES & COMPONENTS
AUTOMOBILES  -  0.30%
Ford Motor Credit Co. 6.875% 2006                                    $30,000                31,837
General Motors Acceptance Corp.:
!6.15% 2007                                                           30,000                31,299
!6.875% 2011                                                          50,000                50,245
!7.25% 2011                                                           50,000                51,380
                                                                                           164,761

MEDIA
MEDIA  -  0.04%
AOL Time Warner Inc. 5.625% 2005                                      21,045                22,354

HEALTH CARE EQUIPMENT & SERVICES
HEALTH CARE PROVIDERS & SERVICES  -  0.06%
Columbia/HCA Healthcare Corp. 6.91% 2005                              15,000                15,921
HCA Inc. 7.125% 2006                                                  15,000                16,318
                                                                                            32,239

BANKS
COMMERCIAL BANKS  -  0.10%
Household Finance Corp. 5.75% 2007                                    50,000              $ 55,227

DIVERSIFIED FINANCIALS
CONSUMER FINANCE  -  0.03%
Capital One Financial Corp. 7.25% 2006                                17,385                18,456

TELECOMMUNICATION SERVICES
TELECOMMUNICATION SERVICES  -  1.70%
AT&T Corp.:
 6.50% 2006 (4)                                           Euro         9,815                12,000
 7.00% 2006                                                          $80,065                89,130
 7.80% 2011                                                          247,575               283,539
Deutsche Telekom International Finance BV 8.125% 2012     Euro        30,000                42,448
Sprint Capital Corp.:
 7.90% 2005                                                         $202,710               219,970
 7.125% 2006                                                           9,500                10,404
 6.00% 2007                                                            2,000                 2,151
 6.125% 2008                                                          23,050                25,051
 7.625% 2011                                                          15,500                17,724
 8.375% 2012                                                         197,500               236,925

WIRELESS TELECOMMUNICATION SERVICES - 0.52%
AT&T Wireless Services, Inc.:
 6.875% 2005                                                          15,500                16,775
 7.35% 2006                                                           49,690                55,800
 7.50% 2007                                                          134,530               155,232
 7.875% 2011                                                          22,000                26,029
 8.125% 2012                                                          30,000                36,217
                                                                                         1,229,395

UTILITIES
MULTI-UTILITIES & UNREGULATED POWER -  0.05%
Williams Companies, Inc.:
 6.625% 2004                                                           3,550                 3,568
 9.25% 2004                                                           12,500                12,875
Williams Holdings of Delaware, Inc. 6.50% 2008                        11,000                10,780
                                                                                            27,223

TOTAL CORPORATE BONDS & notes (cost: $1,295,625,000)                                     1,549,655


U.S. TREASURY & AGENCY OBLIGATIONS

                                                                   PRINCIPAL                MARKET
                                                                      AMOUNT                VALUE
FEDERAL AGENCY                                                         (000)                (000)

PASS-THROUGH OBLIGATIONS  -  3.87%
Fannie Mae: (5)
 6.00% 2017                                                       $  881,963             $ 926,229
 6.50% 2017                                                        1,145,182             1,214,469

NON-PASS-THROUGH OBLIGATIONS -  0.77%
Fannie Mae:
 5.25% 2007                                                           99,000               109,917
 6.00% 2011                                                           97,000               113,286
Freddie Mac 7.00% 2005                                               183,000               203,269
                                                                                         2,567,170

U.S. Treasury notes & bonds
U.S. Treasury notes & bonds  -  4.19%
5.25% August 2003                                                    580,000               583,080
3.00% February 2004                                                  600,000               607,968
1.875% September 2004                                                565,000               570,560
1.50% February 2005                                                  555,000               557,686
                                                                                         2,319,294

TOTAL U.S. TREASURY & AGENCY OBLIGATIONS (cost: $4,736,423,000)                          4,886,464


SHORT TERM SECURITIES
                                                                   PRINCIPAL                MARKET
                                                                      AMOUNT                 VALUE
SHORT-TERM SECURITIES                                                  (000)                 (000)

FEDERAL AGENCY DISCOUNT NOTES  -  7.20%
Fannie Mae 0.91%-1.20% due 7/7-11/19/2003                         $1,259,570            $1,257,518
Federal Farm Credit Banks 0.91%-1.20% due 7/11-9/17/2003             127,200               127,015
Federal Home Loan Bank 0.87%-1.18% due 7/2-10/23/2003                745,553               744,655
Freddie Mac 1.06%-1.205% due 7/1-11/21/2003                        1,822,000             1,819,369
Tenessee Valley Authority 1.14% due 8/14/2003                         36,700                36,648


CORPORATE SHORT-TERM NOTES  -  2.47%
Abbott Laboratories Inc. 0.89% due 7/22/2003  (4)                     15,000                14,992
AIG Funding Inc. 1.22% due 7/8/2003                                   20,000                19,995
American Express Credit Corp. 0.94%-1.02% due 7/28-8/8/2003          112,900               112,805
American General Finance Corp. 1.02%-1.22% due 7/15-8/19/2003         50,000                49,952
Bank of America Corp. 0.92%-1.20% due 8/5-8/22/2003                   78,000                77,902
Citicorp 1.04%-1.22% due 7/8-8/4/2003                                 70,400                70,354
Clorox Co. 0.97% due 8/14/2003                                        17,500                17,479
Coca-Cola Co. 1.00%-1.19% due 7/17-9/9/2003                          125,000               124,883
E.I. DuPont de Nemours & Co. 1.19%-1.20% due 7/14-7/18/2003       $   80,000            $   79,959
Emerson Electric Co. 0.93% due 7/24/2003 (4)                          22,000                21,986
Gannett Co. 1.02%-1.06% due 7/11-7/18/2003 (4)                        50,000                49,979
General Electric Capital Corp. 1.23%-1.32% due 7/1-8/12/2003         108,900               108,803
Johnson & Johnson 0.88%-1.22% due 7/15-10/15/2003 (4)                109,000               108,837
Merck & Co. Inc. 1.00% due 9/10/2003                                 125,000               124,745
Minnesota Mining and Manufacturing Co. 1.10% due 7/29/2003            25,000                24,978
Pfizer Inc 0.91%-1.13% due 7/29-8/18/2003 (4)                        123,200               123,066
Procter & Gamble Co. 0.89%-1.00% due 7/28-7/29/2003 (4)               90,800                90,732
Schering-Plough Corp. 1.20%-1.22% due 7/2-7/16/2003                   65,000                64,976
Verizon Network Funding Co. 1.00%-1.21% due 7/14-8/26/2003            76,500                76,425


U.S. TREASURIES  -  1.98%
U.S. Treasury Bills 0.785%-1.175% due 7/3-12/26/2003               1,100,700             1,098,462


CERTIFICATES OF DEPOSIT  -  0.24%
Wells Fargo & Co. 1.03%-1.20% 7/25-8/25/2003                         134,800               134,800

TOTAL SHORT-TERM SECURITIES (cost: $6,581,009,000)                                       6,581,315


TOTAL INVESTMENT SECURITIES (cost: $47,601,581,000)                                     55,145,124

NEW TAIWANESE DOLLAR (cost: $7,666,000)                           NT$263,696                 7,641

Other assets less liabilities                                                              219,137

NET ASSETS                                                                             $55,371,902



(1)  Security did not produce income during the last 12 months.
(2) The fund owns 5.29% of the outstanding voting securities of R.J. Reynolds Tobacco Holdings, Inc. and thus is is considered an affiliate of this company under the Investment Company Act of 1940.
(3)  Coupon rate may change periodically.
(4) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration.
(5) Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.

ADR = American Depositary Receipts

See Notes to Financial Statements


EQUITY SECURITIES APPEARING IN THE PORTFOLIO SINCE DECEMBER 31, 2002

Automatic Data Processing
Burlington Resources
CIGNA
HSBC Holdings
MBNA
Samsung Electronics
Target
United Technologies
UST
Williams Companies
XL Capital


EQUITY SECURITIES ELIMINATED FROM THE PORTFOLIO SINCE DECEMBER 31, 2002

AMR
Berkshire Hathaway
Calpine
Canadian Pacific Railway
Clear Channel Communications
Freddie Mac
Genentech
Gillette
Guidant
IMS Health
Lockheed Martin
Marsh & McLennan
National City
Oracle
WMC Resources


FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES at June 30, 2003                 unaudited
                    (dollars and shares in thousands, except per-share amounts)
ASSETS:
  Investment securities at market:
    Unaffiliated issuers (cost: $47,464,930)    $54,979,105
    Affiliated issuers (cost: $136,651)             166,019        $55,145,124
  Cash denominated in non-U.S. currencies
    (cost: $7,666)                                                       7,641
  Cash                                                                   7,881
  Receivables for:
    Sales of investments                            100,874
    Sales of fund's shares                           89,163
    Dividends and interest                          151,043            341,080
                                                                    55,501,726
LIABILITIES:
  Payables for:
    Purchases of investments                         58,499
    Repurchases of fund's shares                     39,919
    Investment advisory services                     11,135
    Services provided by affiliates                  17,811
    Deferred Directors' and Advisory                  2,238
      Board compensation
    Other fees and expenses                             222            129,824
NET ASSETS AT JUNE 30, 2003                                        $55,371,902

NET ASSETS CONSIST OF:
  Capital paid in on shares of capital stock                       $47,354,856
  Undistributed net investment income                                  211,912
  Undistributed net realized gain                                      261,344
  Net unrealized appreciation                                        7,543,790
NET ASSETS AT JUNE 30, 2003                                        $55,371,902


                 AUTHORIZED SHARES                                    NET
                 OF CAPITAL STOCK-                    SHARES       ASSET VALUE
                   $.001 PAR VALUE     NET ASSETS   OUTSTANDING   PER SHARE (1)

Class A                  2,500,000    $50,329,211     1,980,674    $ 25.41
Class B                    250,000      2,294,302        90,565      25.33
Class C                    250,000      1,357,879        53,673      25.30
Class F                    250,000        598,816        23,584      25.39
Class 529-A                325,000        238,913         9,403      25.41
Class 529-B                 75,000         65,207         2,570      25.37
Class 529-C                150,000         71,236         2,808      25.37
Class 529-E                 75,000         10,211           402      25.37
Class 529-F                 75,000          1,142            45      25.39
Class R-1                   75,000          8,655           341      25.36
Class R-2                  100,000         95,902         3,780      25.37
Class R-3                  300,000        104,994         4,135      25.39
Class R-4                   75,000         23,868           940      25.40
Class R-5                  150,000        171,566         6,753      25.41


(1) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for classes A and 529-A, for which the maximum offering prices per share were $26.96 for each.

See Notes to Financial Statements

STATEMENT OF OPERATIONS for the six months ended June 30, 2003       unaudited
                                                         (dollars in thousands)
INVESTMENT INCOME:
  Income:
    Dividends (net of non-U.S. withholding tax
      of $6,708; also includes $8,477 from
      affiliates)                                      $522,620
    Interest (net of non-U.S. withholding
      tax of $4)                                        235,837       $758,457

  Fees and expenses:
    Investment advisory services                         61,867
    Distribution services                                70,778
    Transfer agent services                              23,929
    Administrative services                               2,313
    Reports to shareholders                                 903
    Registration statement and prospectus                 1,092
    Postage, stationery and supplies                      3,410
    Directors' and Advisory Board compensation              516
    Auditing and legal                                      124
    Custodian                                               742
    State and local taxes                                   506
    Other                                                   102
    Total expenses before reimbursement                 166,282
      Reimbursement of expenses                             143        166,139
  Net investment income                                                592,318

NET REALIZED GAIN AND UNREALIZED APPRECIATION ON INVESTMENTS
  AND NON-U.S. CURRENCY:
  Net realized gain (loss) on:
    Investments                                         265,806
    Non-U.S. currency transactions                       (2,705)       263,101
  Net unrealized appreciation on:
    Investments                                       3,822,164
    Non-U.S. currency translations                          103      3,822,267
      Net realized gain and
        unrealized appreciation
        on investments and non-U.S. currency                         4,085,368
NET INCREASE IN NET ASSETS RESULTING
    FROM OPERATIONS                                                 $4,677,686

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS                       (dollars in thousands)

                                                      SIX MONTHS     YEAR ENDED
                                                   ENDED JUNE 30,   DECEMBER 31,
                                                         2003*         2002
OPERATIONS:
  Net investment income                                  $592,318     $991,657
  Net realized gain on investments and
    non-U.S. currency transactions                        263,101      836,731
  Net unrealized appreciation (depreciation)
    on investments and non-U.S. currency translations   3,822,267  (10,409,465)
    Net increase (decrease) in net assets
      resulting from operations                         4,677,686   (8,581,077)

DIVIDENDS AND DISTRIBUTIONS PAID TO SHAREHOLDERS:
  Dividends from net investment income                   (542,354)  (1,050,322)
  Distributions from net realized gain
    on investments                                            -       (948,702)
      Total dividends and distributions paid
        to shareholders                                  (542,354)  (1,999,024)

CAPITAL SHARE TRANSACTIONS                              1,475,944    4,053,315

TOTAL INCREASE (DECREASE) IN NET ASSETS                 5,611,276   (6,526,786)

NET ASSETS:
  Beginning of period                                  49,760,626   56,287,412
  End of period (including undistributed
    net investment income: $211,912 and $161,948,
    respectively)                                     $55,371,902  $49,760,626

*Unaudited

See Notes to Financial Statements


NOTES TO FINANCIAL STATEMENTS                                         unaudited


1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - The Investment Company of America (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks long-term growth of capital and income, placing greater emphasis on future dividends than on current income.

The fund offers 14 share classes consisting of four retail share classes, five CollegeAmerica savings plan share classes and five retirement plan share classes. The CollegeAmerica savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) are sponsored by the Commonwealth of Virginia and can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund's share classes are described below:


---------------------------------------------------------------------------------------------------------
  SHARE CLASS           INITIAL SALES        CONTINGENT DEFERRED SALES            CONVERSION FEATURE
                           CHARGE            CHARGE UPON REDEMPTION
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes A and 529-A    Up to 5.75%         None (except 1% for certain          None
                                             redemptions within one year of
                                             purchase without an initial sales
                                             charge)
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes B and 529-B    None                Declines from 5% to zero for         Classes B and 529-B
                                             redemptions within six years         convert to classes A
                                             of purchase                          and 529-A, respectively,
                                                                                  after eight years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Class C                None                1% for redemptions within one        Class C converts to
                                             year of purchase                     Class F after 10 years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Class 529-C            None                1% for redemptions within one        None
                                             year of purchase
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Class 529-E            None                None                                 None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes F and 529-F    None                None                                 None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Classes R-1, R-2, R-3,   None                None                                 None
   R-4 and R-5
---------------------------------------------------------------------------------------------------------

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

     SECURITY VALUATION - Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Forward currency contracts are valued at the mean of their representative quoted bid and asked prices. Securities and other assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by authority of the fund's Board of Directors.

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

     CLASS ALLOCATIONS - Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

     NON-U.S. CURRENCY TRANSLATION - Assets and liabilities, including investment securities, denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rates in effect at the end of the reporting period. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. In the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in non-U.S. currencies are disclosed separately.

     SECURITIES LENDING - The fund may lend portfolio securities from time to time in order to earn additional income; however, it does not currently intend to engage in an ongoing or regular securities lending program. When the fund lends securities, it receives collateral in an amount not less than 100% of the market value of the loaned securities throughout the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered on the next business day. If the borrower defaults on its obligation to return the securities loaned, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral.

2.  NON-U.S. INVESTMENTS

INVESTMENT RISK - The risks of investing in securities of non-U.S. issuers may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

TAXATION - Dividend and interest income is recorded net of non-U.S. taxes paid.

3. FEDERAL INCOME TAXATION AND DISTRIBUTIONS

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made.

DISTRIBUTIONS - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses; short-term capital gains and losses; capital losses related to sales of securities within 30 days of purchase; expenses deferred for tax purposes; and cost of investments sold. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund. As of June 30, 2003, the cost of investment securities and cash denominated in non-U.S. currencies for federal income tax purposes was $47,606,599,000.


As of June 30, 2003, the components of distributable earnings on a tax basis were as follows:
                                                         (DOLLARS IN THOUSANDS)

Undistributed net investment income and currency gains           $211,445
Accumulated short-term capital losses                             (57,677)
Undistributed long-term capital gains                             323,420
Gross unrealized appreciation on investment securities          9,950,304
Gross unrealized depreciation on investment securities         (2,404,138)

The tax character of distributions paid to shareholders was as follows (dollars in thousands):

                                  DISTRIBUTIONS FROM ORDINARY INCOME

                                     NET INVESTMENT                       DISTRIBUTIONS            TOTAL
                                       INCOME AND      SHORT-TERM        FROM LONG-TERM       DISTRIBUTIONS
SHARE CLASS(1)                       CURRENCY GAINS   CAPITAL GAINS       CAPITAL GAINS            PAID

SIX MONTHS ENDED JUNE 30, 2003
Class A                               $ 509,615            -                  -                $ 509,615
Class B                                  14,273            -                  -                   14,273
Class C                                   7,916            -                  -                    7,916
Class F                                   5,127            -                  -                    5,127
Class 529-A                               2,082            -                  -                    2,082
Class 529-B                                 333            -                  -                      333
Class 529-C                                 366            -                  -                      366
Class 529-E                                  73            -                  -                       73
Class 529-F                                   9            -                  -                        9
Class R-1                                    40            -                  -                       40
Class R-2                                   481            -                  -                      481
Class R-3                                   656            -                  -                      656
Class R-4                                   192            -                  -                      192
Class R-5                                 1,191            -                  -                    1,191
Total                                 $ 542,354            -                  -                $ 542,354

YEAR ENDED DECEMBER 31, 2002
Class A                             $ 1,008,396            -          $ 887,548              $ 1,895,944
Class B                                  21,641            -             32,496                   54,137
Class C                                  10,712            -             17,283                   27,995
Class F                                   6,321            -              6,593                   12,914
Class 529-A                               1,613            -              2,082                    3,695
Class 529-B                                 269            -                555                      824
Class 529-C                                 303            -                611                      914
Class 529-E                                  47            -                 74                      121
Class 529-F                                   2            -                  4                        6
Class R-1                                     5            -                 15                       20
Class R-2                                   114            -                321                      435
Class R-3                                   112            -                309                      421
Class R-4                                    46            -                112                      158
Class R-5                                   741            -                699                    1,440
Total                               $ 1,050,322            -          $ 948,702              $ 1,999,024


(1) Class 529-A, 529-B, 529-C, 529-E and 529-F shares were offered beginning February 15, 2002. Class R-1, R-2, R-3, R-4 and R-5 shares were offered beginning May 15, 2002.


4. FEES AND TRANSACTIONS WITH RELATED PARTIES

Capital Research and Management Company ("CRMC"), the fund's investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund's transfer agent, and American Funds Distributors, Inc. ("AFD"), the principal underwriter of the fund's shares.

INVESTMENT ADVISORY SERVICES -The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.390% on the first $1 billion of month-end net assets and decreasing to 0.222% on such assets in excess of $71 billion. For the six months ended June 30, 2003, the investment advisory services fee was equivalent to an annualized rate of 0.247% of average month-end net assets.

CLASS-SPECIFIC FEES AND EXPENSES - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

          DISTRIBUTION SERVICES - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the Board of Directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on a percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the Board of Directors has approved expense amounts lower than plan limits.

         ----------------------------------------------------------------------
         SHARE CLASS                  CURRENTLY APPROVED LIMITS     PLAN LIMITS
         ----------------------------------------------------------------------
         ----------------------------------------------------------------------
         Class A                                0.25%                  0.25%
         ----------------------------------------------------------------------
         ----------------------------------------------------------------------
         Class 529-A                             0.25                   0.50
         ----------------------------------------------------------------------
         ----------------------------------------------------------------------
         Classes B and 529-B                     1.00                   1.00
         ----------------------------------------------------------------------
         ----------------------------------------------------------------------
         Classes C, 529-C and R-1                1.00                   1.00
         ----------------------------------------------------------------------
         ----------------------------------------------------------------------
         Class R-2                               0.75                   1.00
         ----------------------------------------------------------------------
         ----------------------------------------------------------------------
         Classes 529-E and R-3                   0.50                   0.75
         ----------------------------------------------------------------------
         ----------------------------------------------------------------------
         Classes F, 529-F and R-4                0.25                   0.50
         ----------------------------------------------------------------------

          All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. Expenses in excess of these amounts, up to approved limits, may be used to compensate dealers and wholesalers for shares sold.

          For classes A and 529-A, the Board of Directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. Each class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of June 30, 2003 there were no unreimbursed expenses subject to reimbursement for classes A or 529-A.

          TRANSFER AGENT SERVICES - The fund has a transfer agent agreement with AFS for classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

          ADMINISTRATIVE SERVICES - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all classes of shares other than classes A and B. Each relevant class pays CRMC annual fees of 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. During the start-up period for classes R-1, R-2, R-3 and R-4, CRMC has voluntarily agreed to pay a portion of these fees. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan. Although these amounts are included with administrative services fees in the accompanying financial statements, the Commonwealth of Virginia is not considered a related party. Administrative services fees are presented gross of any payments made by CRMC.

          Expenses under the agreements described above for the six months ended June 30, 2003, were as follows (dollars in thousands):


---------------------------------------------------------------------------------------------------------------
                                                                      ADMINISTRATIVE SERVICES
                                                  -------------------------------------------------------------
                                                         CRMC                               COMMONWEALTH OF
                DISTRIBUTION    TRANSFER AGENT      ADMINISTRATIVE      TRANSFER AGENT          VIRGINIA
  SHARE CLASS     SERVICES         SERVICES             SERVICES           SERVICES          ADMINISTRATIVE
---------------------------------------------------------------------------------------------------------------
    Class A         $53,714          $22,678        Not applicable      Not applicable       Not applicable
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
    Class B           9,825            1,251        Not applicable      Not applicable       Not applicable
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
    Class C           5,630          Included             $844               $214            Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
    Class F            576           Included              346                 56            Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-A          55            Included              141                 15                 $ 94
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-B          254           Included               38                 17                   25
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-C          278           Included               42                 14                   28
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-E          19            Included               6                   1                    4
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-F           1            Included               1                   - *                 - *
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-1           23            Included               3                   3            Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-2           220           Included               44                212            Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-3           162           Included               49                 51            Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-4           21            Included               13                  2            Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-5     Not applicable      Included               48                  2            Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
     Total          $70,778          $23,929            $1,575               $587                $151
===============================================================================================================
* Amount less than one thousand.


DEFERRED DIRECTORS' AND ADVISORY BOARD COMPENSATION - Since the adoption of the deferred compensation plan in 1993, Directors and Advisory Board members who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors' and Advisory Board fees in the accompanying financial statements include the current fees (either paid in cash or deferred) and the net increase or decrease in the value of the deferred amounts.

AFFILIATED OFFICERS AND DIRECTORS - Officers and certain Directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or Directors received any compensation directly from the fund.

5. WARRANTS

As of June 30, 2003, the fund had warrants outstanding which may be exercised at any time for the purchase of 822,026 Class A shares at approximately $5.24 per share. If these warrants had been exercised as of June 30, 2003, the net asset value of Class A shares would have been reduced by $0.01 per share.

6. CAPITAL SHARE TRANSACTIONS

Capital share transactions in the fund were as follows (dollars and shares in thousands):

                                                             REINVESTMENTS OF
                                         SALES(2)              DIVIDENDS AND
                                                               DISTRIBUTIONS
SHARE CLASS(1)                      AMOUNT      SHARES       AMOUNT     SHARES

SIX MONTHS ENDED JUNE 30, 2003
Class A                         $ 2,836,708     119,646     $ 470,582   19,749
Class B                             389,477      16,479        13,783      579
Class C                             314,696      13,291         7,555      317
Class F                             218,253       9,154         4,557      189
Class 529-A                          69,477       2,934         2,082       87
Class 529-B                          20,334         861           333       14
Class 529-C                          21,701         918           366       15
Class 529-E                           3,757         159            73        3
Class 529-F                             667          29             9        -*
Class R-1                             7,485         317            40        1
Class R-2                            79,708       3,395           481       20
Class R-3                            87,549       3,708           645       27
Class R-4                            18,453         785           192        8
Class R-5                           114,370       4,977         1,090       44
Total net increase
   (decrease)                   $ 4,182,635     176,653     $ 501,788   21,053

YEAR ENDED DECEMBER 31, 2002
Class A                         $ 6,693,985     255,431   $ 1,756,908   69,477
Class B                           1,057,376      40,132        52,386    2,107
Class C                             837,810      31,926        26,931    1,092
Class F                             381,789      14,772        11,110      448
Class 529-A                         168,803       6,496         3,695      152
Class 529-B                          44,496       1,722           824       34
Class 529-C                          50,297       1,938           913       38
Class 529-E                           6,158         243           121        5
Class 529-F                             385          16             6        -*
Class R-1                             1,100          46            20        1
Class R-2                            28,401       1,199           434       18
Class R-3                            27,920       1,172           419       17
Class R-4                             9,005         390           157        7
Class R-5                            57,752       2,155         1,273       52
Total net increase
   (decrease)                   $ 9,365,277     357,638   $ 1,855,197   73,448



                                     REPURCHASES(2)            NET INCREASE
SHARE CLASS(1)                    AMOUNT        SHARES      AMOUNT      SHARES

SIX MONTHS ENDED JUNE 30, 2003
Class A                        $ (2,872,378)  (123,140)    $ 434,912    16,255
Class B                            (118,958)    (5,128)      284,302    11,930
Class C                             (87,347)    (3,765)      234,904     9,843
Class F                             (81,053)    (3,444)      141,757     5,899
Class 529-A                          (3,406)      (144)       68,153     2,877
Class 529-B                            (688)       (30)       19,979       845
Class 529-C                          (1,097)       (47)       20,970       886
Class 529-E                             (58)        (3)        3,772       159
Class 529-F                              (4)         -*          672        29
Class R-1                              (496)       (21)        7,029       297
Class R-2                           (15,323)      (653)       64,866     2,762
Class R-3                           (14,978)      (639)       73,216     3,096
Class R-4                            (5,393)      (230)       13,252       563
Class R-5                            (7,300)      (305)      108,160     4,716
Total net increase
   (decrease)                  $ (3,208,479)  (137,549)  $ 1,475,944    60,157

YEAR ENDED DECEMBER 31, 2002
Class A                        $ (6,665,696)  (264,017)  $ 1,785,197    60,891
Class B                            (230,619)    (9,342)      879,143    32,897
Class C                            (148,918)    (6,075)      715,823    26,943
Class F                            (103,788)    (4,193)      289,111    11,027
Class 529-A                          (2,983)      (122)      169,515     6,526
Class 529-B                            (737)       (31)       44,583     1,725
Class 529-C                          (1,301)       (54)       49,909     1,922
Class 529-E                            (112)        (5)        6,167       243
Class 529-F                              (1)         -*          390        16
Class R-1                               (77)        (3)        1,043        44
Class R-2                            (4,693)      (199)       24,142     1,018
Class R-3                            (3,568)      (150)       24,771     1,039
Class R-4                              (451)       (20)        8,711       377
Class R-5                            (4,215)      (170)       54,810     2,037
Total net increase
   (decrease)                  $ (7,167,159)  (284,381)  $ 4,053,315   146,705

* Amount less than one thousand.

(1) Class 529-A, 529-B, 529-C, 529-E and 529-F shares were offered beginning February 15, 2002. Class R-1, R-2, R-3, R-4 and R-5 shares were offered beginning May 15, 2002.

(2)  Includes exchanges between share classes of the fund.


7. RESTRICTED SECURITIES

The fund has invested in certain securities for which resale may be limited to qualified buyers or which are otherwise restricted. These securities are identified in the investment portfolio. As of June 30, 2003, the total value of restricted securities was $425,937,000, which represents 0.77% of the net assets of the fund.

8. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, excluding short-term securities, of $5,828,254,000 and $6,435,270,000, respectively, during the six months ended June 30, 2003.

The fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the six months ended June 30, 2003, the custodian fee of $742,000 includes $52,000 that was offset by this reduction, rather than paid in cash.

FINANCIAL HIGHLIGHTS (1)


                                                       INCOME (LOSS) FROM INVESTMENT OPERATIONS(3)
                                                                        NET
                                          NET ASSET                 GAINS(LOSSES)
                                          VALUE,         NET       ON SECURITIES        TOTAL FROM
                                          BEGINNING   INVESTMENT   (BOTH REALIZED       INVESTMENT
                                          OF PERIOD     INCOME     AND UNREALIZED)      OPERATIONS
CLASS A:
 Six months ended 6/30/2003 (2)           $23.48       $.28          $1.91                $2.19
 Year ended 12/31/2002                     28.53        .49          (4.56)               (4.07)
 Year ended 12/31/2001                     31.07        .44          (1.87)               (1.43)
 Year ended 12/31/2000                     32.46        .56            .65                 1.21
 Year ended 12/31/1999                     31.07        .49           4.45                 4.94
 Year ended 12/31/1998                     28.25        .48           5.79                 6.27
CLASS B:
 Six months ended 6/30/2003 (2)            23.41        .19           1.90                 2.09
 Year ended 12/31/2002                     28.47        .30          (4.57)               (4.27)
 Year ended 12/31/2001                     31.01        .19          (1.83)               (1.64)
 Period from 3/15/2000 to 12/31/2000       31.13        .26           1.55                 1.81
CLASS C:
 Six months ended 6/30/2003 (2)            23.38        .18           1.90                 2.08
 Year ended 12/31/2002                     28.44        .30          (4.58)               (4.28)
 Period from 3/15/2001 to 12/31/2001       29.05        .09           (.14)                (.05)
CLASS F:
 Six months ended 6/30/2003 (2)           23.46        .28           1.90                 2.18
 Year ended 12/31/2002                     28.52        .49          (4.59)               (4.10)
 Period from 3/15/2001 to 12/31/2001       29.10        .27           (.13)                 .14
CLASS 529-A:
 Six months ended 6/30/2003 (2)            23.48        .29           1.89                 2.18
 Period from 2/15/2002 to 12/31/2002       27.88        .46          (3.91)               (3.45)
CLASS 529-B:
 Six months ended 6/30/2003 (2)            23.45        .17           1.90                 2.07
 Period from 2/15/2002 to 12/31/2002       27.88        .28          (3.92)               (3.64)
CLASS 529-C:
 Six months ended 6/30/2003 (2)            23.45        .17           1.90                 2.07
 Period from 2/19/2002 to 12/31/2002       27.47        .28          (3.50)               (3.22)
CLASS 529-E:
 Six months ended 6/30/2003 (2)            23.45        .24           1.89                 2.13
 Period from 3/1/2002 to 12/31/2002        28.27        .38          (4.52)               (4.14)
CLASS 529-F:
 Six months ended 6/30/2003 (2)            23.47        .27           1.89                 2.16
 Period from 9/16/2002 to 12/31/2002       23.98        .16           (.19)                (.03)
CLASS R-1:
 Six months ended 6/30/2003 (2)            23.46        .19           1.89                 2.08
 Period from 6/6/2002 to 12/31/2002        27.27        .20          (3.36)               (3.16)
CLASS R-2:
 Six months ended 6/30/2003 (2)            23.46        .19           1.90                 2.09
 Period from 5/21/2002 to 12/31/2002       28.23        .23          (4.34)               (4.11)
CLASS R-3:
 Six months ended 6/30/2003 (2)            23.47        .24           1.90                 2.14
 Period from 6/4/2002 to 12/31/2002        27.58        .27          (3.69)               (3.42)
CLASS R-4:
 Six months ended 6/30/2003 (2)            23.47        .28           1.90                 2.18
 Period from 5/28/2002 to 12/31/2002       28.22        .32          (4.33)               (4.01)
CLASS R-5:
 Six months ended 6/30/2003 (2)            23.48        .32           1.90                 2.22
 Period from 5/15/2002 to 12/31/2002       28.37        .39          (4.50)               (4.11)



                                                    DIVIDENDS AND DISTRIBUTIONS
                                               DIVIDENDS
                                              (FROM NET      DISTRIBUTIONS      TOTAL
                                              INVESTMENT     (FROM CAPITAL   DIVIDENDS AND
                                               INCOME)          GAINS)       DISTRIBUTIONS
CLASS A:
 Six months ended 6/30/2003 (2)                $(.26)       $   -             $  (.26)
 Year ended 12/31/2002                          (.52)        (.46)               (.98)
 Year ended 12/31/2001                          (.52)        (.59)              (1.11)
 Year ended 12/31/2000                          (.52)       (2.08)              (2.60)
 Year ended 12/31/1999                          (.51)       (3.04)              (3.55)
 Year ended 12/31/1998                          (.51)       (2.94)              (3.45)
CLASS B:
 Six months ended 6/30/2003 (2)                 (.17)          -                 (.17)
 Year ended 12/31/2002                          (.33)        (.46)               (.79)
 Year ended 12/31/2001                          (.31)        (.59)               (.90)
 Period from 3/15/2000 to 12/31/2000            (.25)       (1.68)              (1.93)
CLASS C:
 Six months ended 6/30/2003 (2)                 (.16)          -                 (.16)
 Year ended 12/31/2002                          (.32)        (.46)               (.78)
 Period from 3/15/2001 to 12/31/2001            (.21)        (.35)               (.56)
CLASS F:
 Six months ended 6/30/2003 (2)                 (.25)          -                 (.25)
 Year ended 12/31/2002                          (.50)        (.46)               (.96)
 Period from 3/15/2001 to 12/31/2001            (.37)        (.35)               (.72)
CLASS 529-A:
 Six months ended 6/30/2003 (2)                 (.25)          -                 (.25)
 Period from 2/15/2002 to 12/31/2002            (.49)        (.46)               (.95)
CLASS 529-B:
 Six months ended 6/30/2003 (2)                 (.15)          -                 (.15)
 Period from 2/15/2002 to 12/31/2002            (.33)        (.46)               (.79)
CLASS 529-C:
 Six months ended 6/30/2003 (2)                 (.15)          -                 (.15)
 Period from 2/19/2002 to 12/31/2002            (.34)        (.46)               (.80)
CLASS 529-E:
 Six months ended 6/30/2003 (2)                 (.21)          -                 (.21)
 Period from 3/1/2002 to 12/31/2002             (.33)        (.35)               (.68)
CLASS 529-F:
 Six months ended 6/30/2003 (2)                 (.24)          -                 (.24)
 Period from 9/16/2002 to 12/31/2002            (.13)        (.35)               (.48)
CLASS R-1:
 Six months ended 6/30/2003 (2)                 (.18)          -                 (.18)
 Period from 6/6/2002 to 12/31/2002             (.30)        (.35)               (.65)
CLASS R-2:
 Six months ended 6/30/2003 (2)                 (.18)          -                 (.18)
 Period from 5/21/2002 to 12/31/2002            (.31)        (.35)               (.66)
CLASS R-3:
 Six months ended 6/30/2003 (2)                 (.22)          -                 (.22)
 Period from 6/4/2002 to 12/31/2002             (.34)        (.35)               (.69)
CLASS R-4:
 Six months ended 6/30/2003 (2)                 (.25)          -                 (.25)
 Period from 5/28/2002 to 12/31/2002            (.39)        (.35)               (.74)
CLASS R-5:
 Six months ended 6/30/2003 (2)                 (.29)          -                 (.29)
 Period from 5/15/2002 to 12/31/2002            (.43)        (.35)               (.78)



                                                                                      RATIO OF       RATIO OF
                                           NET ASSET                 NET ASSETS,      EXPENSES      NET INCOME
                                          VALUE, END      TOTAL     END OF PERIOD     TO AVERAGE    TO AVERAGE
                                           OF PERIOD    RETURN(4)   (IN MILLIONS)     NET ASSETS    NET ASSETS
CLASS A:
 Six months ended 6/30/2003 (2)             $25.41         9.40%     $50,329            .61% (6)         2.42%(6)
 Year ended 12/31/2002                       23.48       (14.47)      46,129            .59              1.89
 Year ended 12/31/2001                       28.53        (4.59)      54,315            .57              1.49
 Year ended 12/31/2000                       31.07         3.84       56,212            .56              1.74
 Year ended 12/31/1999                       32.46        16.55       56,095            .55              1.54
 Year ended 12/31/1998                       31.07        22.93       48,498            .55              1.65
CLASS B:
 Six months ended 6/30/2003 (2)              25.33         8.97        2,294           1.40  (6)         1.63 (6)
 Year ended 12/31/2002                       23.41       (15.18)       1,841           1.39              1.18
 Year ended 12/31/2001                       28.47        (5.30)       1,302           1.35               .66
 Period from 3/15/2000 to 12/31/2000         31.01         5.87          439           1.34  (6)         1.06 (6)
CLASS C:
 Six months ended 6/30/2003 (2)              25.30         8.95        1,358           1.46  (6)         1.57 (6)
 Year ended 12/31/2002                       23.38       (15.20)       1,025           1.45              1.17
 Period from 3/15/2001 to 12/31/2001         28.44         (.19)         480           1.52  (6)          .38 (6)
CLASS F:
 Six months ended 6/30/2003 (2)              25.39         9.37          599            .69  (6)         2.35 (6)
 Year ended 12/31/2002                       23.46       (14.59)         415            .70              1.92
 Period from 3/15/2001 to 12/31/2001         28.52          .48          190            .72  (6)         1.17 (6)
CLASS 529-A:
 Six months ended 6/30/2003 (2)              25.41         9.37          239            .60  (6)         2.44 (6)
 Period from 2/15/2002 to 12/31/2002         23.48       (12.57)         153            .71  (6)         2.17 (6)
CLASS 529-B:
 Six months ended 6/30/2003 (2)              25.37         8.87           65            1.59 (6)         1.45 (6)
 Period from 2/15/2002 to 12/31/2002         23.45       (13.22)          41            1.58 (6)         1.30 (6)
CLASS 529-C:
 Six months ended 6/30/2003 (2)              25.37         8.87           71            1.58 (6)         1.46 (6)
 Period from 2/19/2002 to 12/31/2002         23.45       (11.91)          45            1.57 (6)         1.32 (6)
CLASS 529-E:
 Six months ended 6/30/2003 (2)              25.37         9.15           10            1.04 (6)         2.00 (6)
 Period from 3/1/2002 to 12/31/2002          23.45       (14.72)           6            1.03 (6)         1.90 (6)
CLASS 529-F:
 Six months ended 6/30/2003 (2)              25.39         9.29            1             .79 (6)         2.27 (6)
 Period from 9/16/2002 to 12/31/2002         23.47         (.14)           - (5)         .23              .68
CLASS R-1:
 Six months ended 6/30/2003 (2)              25.36         8.92            9            1.47 (6) (7)     1.62 (6)
 Period from 6/6/2002 to 12/31/2002          23.46       (11.68)           1            1.47 (6) (7)     1.49 (6)
CLASS R-2:
 Six months ended 6/30/2003 (2)              25.37         8.94           96            1.44 (6) (7)     1.63 (6)
 Period from 5/21/2002 to 12/31/2002         23.46       (14.64)          24            1.43 (6) (7)     1.61 (6)
CLASS R-3:
 Six months ended 6/30/2003 (2)              25.39         9.17          105            1.05 (6) (7)     2.02 (6)
 Period from 6/4/2002 to 12/31/2002          23.47       (12.49)          24            1.05 (6) (7)     2.00 (6)
CLASS R-4:
 Six months ended 6/30/2003 (2)              25.40         9.37           24             .70 (6) (7)     2.35 (6)
 Period from 5/28/2002 to 12/31/2002         23.47       (14.31)           9             .69 (6) (7)     2.25 (6)
CLASS R-5:
 Six months ended 6/30/2003 (2)              25.41         9.53          172             .37 (6)         2.67 (6)
 Period from 5/15/2002 to 12/31/2002         23.48       (14.59)          48             .37 (6)         2.56 (6)




                                 Six months ended                Year ended December 31
                                 June 30, 2003 (2)    2002     2001       2000        1999    1998

Portfolio turnover rate for
   all classes of share                  13%           27%      22%        25%         28%     24%


(1) Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2)  Unaudited.
(3) Years ended 1999 and 1998 are based on shares outstanding on the last day of the year; all other periods are based on average shares outstanding.
(4) Total returns exclude all sales charges, including contingent deferred sales charges.
(5)  Amount less than 1 million.
(6)  Annualized.
(7) During the start-up period for this class, CRMC voluntarily agreed to pay a portion of the fees relating to transfer agent services. Had CRMC not paid such fees, expense ratios would have been 1.57%, 1.89% and 1.07% for classes R-1, R-2 and R-3, respectively, during the six months ended June 30, 2003, and 2.43%, 1.57%, 1.11% and .73% for classes R-1, R-2, R-3 and
     R-4, respectively, during the period ended December 31, 2002. The expense ratio for Class R-4 was not affected by any payments made by CRMC during the six months ended June 30, 2003.


OTHER SHARE CLASS RESULTS                                            unaudited

CLASS B, CLASS C, CLASS F AND CLASS 529
Returns for periods ended June 30, 2003:                    1 YEAR   LIFE OF
                                                                      CLASS
CLASS B SHARES
Reflecting applicable contingent deferred sales
   charge (CDSC), maximum of 5%, payable only
   if shares are sold within six years of purchase          -4.84%   -3.08% (1)
Not reflecting CDSC                                         +0.02%   -2.29% (1)

CLASS C SHARES
Reflecting CDSC, maximum of 1%, payable only
   if shares are sold within one year of purchase           -0.96%   -3.47% (2)
Not reflecting CDSC                                         +0.01%   -3.47% (2)

CLASS F SHARES (3)
Not reflecting annual asset-based fee
   charged by sponsoring firm                               +0.75%   -2.72% (2)

CLASS 529-A SHARES
Reflecting 5.75% maximum sales charge                       -4.98%   -7.31% (4)
Not reflecting maximum sales charge                         +0.81%   -3.21% (4)

CLASS 529-B SHARES
Reflecting applicable CDSC, maximum of 5%, payable
   only if shares are sold within six years of purchase     -5.00%   -6.78% (4)
Not reflecting CDSC                                         -0.14%   -4.07% (4)

CLASS 529-C SHARES
Reflecting CDSC, maximum of 1%, payable only if
  shares are sold within one year of purchase               -1.11%   -3.03% (5)
Not reflecting CDSC                                         -0.14%   -3.03% (5)

CLASS 529-E SHARES (3)                                      +0.38%   -5.24% (6)

CLASS 529-F SHARES (3)
Not reflecting annual asset-based fee charged by
  sponsoring firm                                              --    +9.13% (7)


(1) Average annual total return from March 15, 2000, when Class B shares were first sold.
(2) Average annual total return from March 15, 2001, when Class C and Class F shares were first sold.
(3) These shares are sold without any initial or contingent deferred sales charge.
(4) Average annual total return from February 15, 2002, when Class 529-A and Class 529-B shares were first sold.
(5) Average annual total return from February 19, 2002, when Class 529-C shares were first sold.
(6) Average annual total return from March 1, 2002, when Class 529-E shares were first sold.
(7) Cumulative total return from September 16, 2002, when Class 529-F shares were first sold.

OFFICES

OFFICES OF THE FUND AND OF THE INVESTMENT ADVISER
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

135 South State College Boulevard
Brea, CA 92821-5823

TRANSFER AGENT FOR SHAREHOLDER ACCOUNTS
American Funds Service Company
(Please write to the address nearest you.)

P.O. Box 25065
Santa Ana, CA 92799-5065

P.O. Box 659522
San Antonio, TX 78265-9522

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

CUSTODIAN OF ASSETS
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

COUNSEL
O'Melveny & Myers LLP
400 South Hope Street
Los Angeles, CA 90071-2899

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, CA 90071-3405

PRINCIPAL UNDERWRITER
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

There are several ways to invest in The Investment Company of America. Class A shares are subject to a 5.75% maximum up-front sales charge that declines for accounts of $25,000 or more. Other share classes, which are generally not available for certain employer-sponsored retirement plans, have no up-front sales charges but are subject to additional annual expenses and fees. Annualized expenses for Class B shares were 0.79 percentage points higher than for Class A shares; Class B shares convert to Class A shares after eight years of ownership. If redeemed within six years, Class B shares may also be subject to a contingent deferred sales charge ("CDSC") of up to 5% that declines over time. Class C shares were subject to annualized expenses 0.85 percentage points higher than those for Class A shares and a 1% CDSC if redeemed within the first year after purchase. Class C shares convert to Class F shares after 10 years. Class F shares, which are available only through certain fee-based programs offered by broker-dealer firms and registered investment advisers, had higher annualized expenses (by 0.08 percentage points) than did Class A shares, and an annual asset-based fee charged by the sponsoring firm. Expenses are deducted from income earned by the fund. As a result, dividends and investment results will differ for each share class.

FOR INFORMATION ABOUT YOUR ACCOUNT OR ANY OF THE FUND'S SERVICES, OR FOR A PROSPECTUS FOR ANY OF THE AMERICAN FUNDS, PLEASE CONTACT YOUR FINANCIAL ADVISER. YOU MAY ALSO CALL AMERICAN FUNDS SERVICE COMPANY AT 800/421-0180 OR VISIT US AT AMERICANFUNDS.COM. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

This report is for the information of shareholders of The Investment Company of America, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 2003, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

[logo] American Funds(R)

The right choice for the long term(R)

WHAT MAKES AMERICAN FUNDS DIFFERENT?

For more than 70 years, we have followed a consistent philosophy that we firmly believe is in our investors' best interests. The range of opportunities offered by our family of just 29 carefully conceived, broadly diversified funds has attracted over 20 million shareholder accounts.

OUR UNIQUE COMBINATION OF STRENGTHS INCLUDES THESE FIVE FACTORS:

o  A LONG-TERM, VALUE-ORIENTED APPROACH
   Rather than follow fads, we pursue a consistent strategy, focusing on each investment's long-term potential.

o  AN UNPARALLELED GLOBAL RESEARCH EFFORT
   American Funds draws on one of the industry's most globally integrated research networks.

o  THE MULTIPLE PORTFOLIO COUNSELOR SYSTEM
   Every American Fund is divided among a number of portfolio counselors. Each takes responsibility for a portion independently, within each fund's objectives; in most cases, research analysts manage a portion as well. Over time this method has contributed to a consistency of results and continuity of management.

o  EXPERIENCED INVESTMENT PROFESSIONALS
   The recent market decline was not the first for most of the portfolio counselors who serve the American Funds. Nearly 70% of them were in the investment business before the sharp market decline of 1987.

o  A COMMITMENT TO LOW OPERATING EXPENSES
   American Funds' operating expenses are among the lowest in the mutual fund industry. Our portfolio turnover rates are low as well, keeping transaction costs and tax consequences contained.

29 MUTUAL FUNDS, CONSISTENT PHILOSOPHY, CONSISTENT RESULTS

GROWTH FUNDS
AMCAP Fund(R)
EuroPacific Growth Fund(R)
The Growth Fund of America(R)
The New Economy Fund(R)
New Perspective Fund(R)
New World FundSM
SMALLCAP World Fund(R)

GROWTH-AND-INCOME FUNDS
American Mutual Fund(R)
Capital World Growth and Income FundSM
Fundamental InvestorsSM
The Investment Company of America(R)
Washington Mutual Investors FundSM

EQUITY-INCOME FUNDS
Capital Income Builder(R)
The Income Fund of America(R)

BALANCED FUND
American Balanced Fund(R)

BOND FUNDS
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund(R)
Intermediate Bond Fund of America(R)
U.S. Government Securities FundSM

TAX-EXEMPT BOND FUNDS
American High-Income Municipal Bond Fund(R)
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America(R)

STATE-SPECIFIC TAX-EXEMPT FUNDS
The Tax-Exempt Fund of California(R)
The Tax-Exempt Fund of Maryland(R)
The Tax-Exempt Fund of Virginia(R)

MONEY MARKET FUNDS
The Cash Management Trust of America(R)
The Tax-Exempt Money Fund of AmericaSM
The U.S. Treasury Money Fund of AmericaSM

THE CAPITAL GROUP COMPANIES

American Funds
Capital Research and Management
Capital International
Capital Guardian
Capital Bank and Trust

Lit. No. ICA-013-0803

Litho in USA BDC/GRS/8087

Printed on recycled paper





ITEM 2 - Code of Ethics

Not applicable for filing of Semiannual Reports to Shareholders.



ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of Semiannual Reports to Shareholders.


ITEM 4 - Principal Accountant Fees and Services

Form N-CSR disclosure requirement not yet effective with respect to Registrant.


ITEM 5 - Audit Committee of Listed Registrants

Not applicable.


ITEM 6 - Reserved


ITEM 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.


ITEM 8 - Reserved


ITEM 9 - Controls and Procedures

(a) The officers providing the certifications in this report in accordance with rule 30a-2 under the Investment Company Act of 1940 have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal half-year (the Registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 10 - Exhibits

(a) Code of Ethics - not applicable for filing of Semiannual Reports to Shareholders.

(b) The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                        THE INVESTMENT COMPANY OF AMERICA



By /s/ R. Michael Shanahan
-------------------------------------------------------
R. Michael Shanahan, Chairman and CEO

Date: September 5, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By /s/ R. Michael Shanahan
   --------------------------------------------------
     R. Michael Shanahan, Chairman and CEO

Date: September 5, 2003



 By  /s/ Thomas M. Rowland
    -------------------------------------------------
        Thomas M. Rowland, Treasurer

Date: September 5, 2003